Fair Value Measurements - Changes in Level 3 Fair Value Measurements (Details) - Recurring Fair Value Measurements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax
Beginning balance, net derivative assets (liabilities)	$ 0.6	$ (5.1)	$ 11.6
Total realized/unrealized gains (losses) included in net income, net derivative assets (liabilities)	$ (4.0)	$ (5.0)	$ 9.8
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative	Gain (Loss) on Investments, Change In Fair Value Of Funds Withheld Embedded Derivative
Total realized/unrealized gains (losses) included in other comprehensive income, net derivative assets (liabilities)	$ (0.3)
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax	Other Comprehensive Income Available for Sale Securities Period Increase Decrease Net of Tax, Other Comprehensive Income Derivatives Period Increase (Decrease), Net of Tax
Net purchases, sales, issuances and settlements, net derivative assets (liabilities)		$ 10.7
Transfers out of Level 3, net derivative assets (liabilities)	$ (0.3)		$ (26.5)
Ending balance, net derivative assets (liabilities)	(4.0)	0.6	(5.1)
Changes in unrealized gains (losses) included in net income relating to positions still held, net derivative assets (liabilities)	(4.0)		9.9
Gross purchases, sales, issuances and settlements
Sales, net derivative assets (liabilities)		10.7
Net purchases, sales, issuances and settlements, net derivative assets (liabilities)		10.7
Investment and universal life contracts
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, liabilities	(320.9)	(414.4)	(151.2)
Total realized/unrealized gains (losses) included in net income, liabilities	363.9	67.0	(244.0)
Net purchases, sales, issuances and settlements, liabilities	15.9	26.5	(19.2)
Ending balance, liabilities	58.9	(320.9)	(414.4)
Changes in unrealized gains (losses) included in net income relating to positions still held, liabilities	349.4	65.9	(251.1)
Gross purchases, sales, issuances and settlements
Issuances, liabilities	(7.4)	(16.4)	(41.0)
Settlements, liabilities	23.3	42.9	21.8
Net purchases, sales, issuances and settlements, liabilities	15.9	26.5	(19.2)
Funds withheld payable embedded derivative
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Total realized/unrealized gains (losses) included in net income, assets	3,652.8
Ending balance, assets	3,652.8
Changes in unrealized gains (losses) included in net income relating to positions still held, liabilities	3,652.8
Derivative liabilities
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Changes in unrealized gains (losses) included in OCI relating to positions still held, liabilities	(0.2)
Fixed maturities | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	1,073.8	360.4	384.9
Total realized/unrealized gains (losses) included in net income, assets	(5.1)	(24.9)	(4.5)
Total realized/unrealized gains (losses) included in other comprehensive income, assets	(74.5)	22.0	(16.6)
Net purchases, sales, issuances and settlements, assets	1,246.1	803.1	262.5
Transfers into Level 3, assets	188.3	348.8	388.4
Transfers out of Level 3, assets	(263.8)	(435.6)	(654.3)
Ending balance, assets	2,164.8	1,073.8	360.4
Changes in unrealized gains (losses) included in net income relating to positions still held, assets	(1.3)	(7.6)	(3.4)
Changes in unrealized gains (losses) included in OCI relating to positions still held, assets	(42.0)	13.3	13.1
Gross purchases, sales, issuances and settlements
Purchases, assets	1,456.6	1,102.1	365.5
Sales, assets	(62.7)	(84.3)	(5.5)
Settlements, assets	(147.8)	(214.7)	(97.5)
Net purchases, sales, issuances and settlements, assets	1,246.1	803.1	262.5
Fixed maturities | Trading
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	4.9		0.3
Total realized/unrealized gains (losses) included in net income, assets	(0.6)
Net purchases, sales, issuances and settlements, assets	72.9	4.9
Transfers into Level 3, assets	29.0
Transfers out of Level 3, assets			(0.3)
Ending balance, assets	106.2	4.9
Gross purchases, sales, issuances and settlements
Purchases, assets	106.9	4.9
Sales, assets	(32.6)
Settlements, assets	(1.4)
Net purchases, sales, issuances and settlements, assets	72.9	4.9
States and political subdivisions | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	92.4
Total realized/unrealized gains (losses) included in other comprehensive income, assets	(23.5)	12.5
Net purchases, sales, issuances and settlements, assets	(1.6)	(0.4)
Transfers into Level 3, assets	12.0	80.3
Transfers out of Level 3, assets	(10.2)
Ending balance, assets	69.1	92.4
Changes in unrealized gains (losses) included in OCI relating to positions still held, assets	(21.7)	12.5
Gross purchases, sales, issuances and settlements
Settlements, assets	(1.6)	(0.4)
Net purchases, sales, issuances and settlements, assets	(1.6)	(0.4)
Corporate debt securities | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	834.3	290.8	81.7
Total realized/unrealized gains (losses) included in net income, assets	(4.8)	(21.9)	(0.9)
Total realized/unrealized gains (losses) included in other comprehensive income, assets	(28.6)	7.8	5.2
Net purchases, sales, issuances and settlements, assets	626.3	381.8	118.0
Transfers into Level 3, assets	176.3	175.8	342.0
Transfers out of Level 3, assets	(35.2)		(255.2)
Ending balance, assets	1,568.3	834.3	290.8
Changes in unrealized gains (losses) included in net income relating to positions still held, assets	(1.3)	(4.6)
Changes in unrealized gains (losses) included in OCI relating to positions still held, assets	(19.8)	(0.7)	11.9
Gross purchases, sales, issuances and settlements
Purchases, assets	817.3	626.6	169.2
Sales, assets	(50.4)	(84.3)	(5.5)
Settlements, assets	(140.6)	(160.5)	(45.7)
Net purchases, sales, issuances and settlements, assets	626.3	381.8	118.0
Commercial mortgage-backed securities | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	19.2	13.2	12.9
Total realized/unrealized gains (losses) included in net income, assets		(1.0)	(1.3)
Total realized/unrealized gains (losses) included in other comprehensive income, assets	(1.0)	(0.4)	1.4
Net purchases, sales, issuances and settlements, assets	(4.6)	7.4	(0.1)
Transfers into Level 3, assets			0.3
Transfers out of Level 3, assets	(10.2)
Ending balance, assets	3.4	19.2	13.2
Changes in unrealized gains (losses) included in net income relating to positions still held, assets		(1.0)	(1.2)
Changes in unrealized gains (losses) included in OCI relating to positions still held, assets	(0.5)	(0.4)	1.5
Gross purchases, sales, issuances and settlements
Purchases, assets		7.7
Sales, assets	(4.1)
Settlements, assets	(0.5)	(0.3)	(0.1)
Net purchases, sales, issuances and settlements, assets	(4.6)	7.4	(0.1)
Collateralized debt obligations | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	85.8	27.2	199.0
Total realized/unrealized gains (losses) included in net income, assets		(2.0)	(2.3)
Total realized/unrealized gains (losses) included in other comprehensive income, assets	(1.0)	1.7	(21.8)
Net purchases, sales, issuances and settlements, assets	151.8	397.4	182.5
Transfers into Level 3, assets		72.1
Transfers out of Level 3, assets	(180.4)	(410.6)	(330.2)
Ending balance, assets	56.2	85.8	27.2
Changes in unrealized gains (losses) included in net income relating to positions still held, assets		(2.0)	(2.2)
Changes in unrealized gains (losses) included in OCI relating to positions still held, assets		1.9	(0.3)
Gross purchases, sales, issuances and settlements
Purchases, assets	151.9	422.7	182.0
Settlements, assets	(0.1)	(25.3)	0.5
Net purchases, sales, issuances and settlements, assets	151.8	397.4	182.5
Other debt obligations | Available-for-sale
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	42.1	29.2	91.3
Total realized/unrealized gains (losses) included in net income, assets	(0.3)
Total realized/unrealized gains (losses) included in other comprehensive income, assets	(20.4)	0.4	(1.4)
Net purchases, sales, issuances and settlements, assets	474.2	16.9	(37.9)
Transfers into Level 3, assets		20.6	46.1
Transfers out of Level 3, assets	(27.8)	(25.0)	(68.9)
Ending balance, assets	467.8	42.1	29.2
Gross purchases, sales, issuances and settlements
Purchases, assets	487.4	45.1	14.3
Sales, assets	(8.2)
Settlements, assets	(5.0)	(28.2)	(52.2)
Net purchases, sales, issuances and settlements, assets	474.2	16.9	(37.9)
Other investments
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	1.4	30.0	34.2
Total realized/unrealized gains (losses) included in net income, assets		12.4	6.3
Net purchases, sales, issuances and settlements, assets		(41.0)	(10.5)
Ending balance, assets	1.4	1.4	30.0
Changes in unrealized gains (losses) included in net income relating to positions still held, assets		12.5	5.3
Gross purchases, sales, issuances and settlements
Purchases, assets			0.5
Sales, assets		(41.0)	(11.0)
Net purchases, sales, issuances and settlements, assets		(41.0)	(10.5)
Fixed maturities, trading.
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Changes in unrealized gains (losses) included in net income relating to positions still held, assets	(0.6)
Separate account assets
Changes in Level 3 fair value measurements rollforward, assets and liabilities
Beginning balance, assets	946.0	8,893.2	8,966.7
Total realized/unrealized gains (losses) included in net income, assets	112.0	313.8	463.5
Net purchases, sales, issuances and settlements, assets	(23.9)	(8,261.0)	(537.0)
Ending balance, assets	1,034.1	946.0	8,893.2
Changes in unrealized gains (losses) included in net income relating to positions still held, assets	89.8	90.5	385.5
Gross purchases, sales, issuances and settlements
Purchases, assets	11.8	38.5	309.2
Sales, assets	(4.5)	(8,206.2)	(656.7)
Issuances, assets	(50.0)	(191.5)	(396.1)
Settlements, assets	18.8	98.2	206.6
Net purchases, sales, issuances and settlements, assets	$ (23.9)	$ (8,261.0)	$ (537.0)